Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2004
Check here if Amendment [x]; Amendment
Number: 33
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 04/20/04





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
59
Form 13F Information Table Value Total:
219,516
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     283     20,800      SH          SOLE                 20,800
Baker Michael Corp      Com        057149106   4,045    319,237      SH          SOLE                319,237
Berkley, WR             Com        084423102     985     24,700      SH          SOLE                 24,700
Burlington Res Inc.     Com        122014103   1,438     22,595      SH          SOLE                 22,595
Calpine Capital         Com        131347106      93     20,000      SH          SOLE                 20,000
Chesapeake Utilities    Com        165303108     245      9,575      SH          SOLE                  9,575
CIT Group               Com        125581108   2,379     62,525      SH          SOLE                 62,525
Columbia Bankcorp       Com        197227101     188      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   1,686     36,747      SH          SOLE                 36,747
Emcor Group             Com        29084Q100   4,320    117,700      SH          SOLE                117,700
Emerson Elec Co.        Com        291011104   2,107     35,160      SH          SOLE                 35,160
FTI Consulting          Com        302941109   5,801    348,225      SH          SOLE                348,225
First Potomac           Com        33610F109     523     25,000      SH          SOLE                 25,000
Gladstone Coml          Com        376536108     489     28,600      SH          SOLE                 28,600
Griffon Corp.           Com        398433102   1,228     56,860      SH          SOLE                 56,860
Hilb Rogal              Com        431294107     987     25,900      SH          SOLE                 25,900
Imation Corp.           Com        45245A107   4,755    126,400      SH          SOLE                126,400
Insituform Tech         CLA        457667103   1,412     90,375      SH          SOLE                 90,375
John Hancock Bk      SHBENINT      409735107   2,242    221,725      SH          SOLE                221,725
Nabi Biopharmac         Com        629519109   5,726    368,250      SH          SOLE                368,250
NiSource Inc.           Com        65473P105   2,956    139,100      SH          SOLE                139,100
PartnerRe Holdings      Com        G6852T105   5,625     99,648      SH          SOLE                 99,648
PFF Bancorp             Com        69331W104   1,430     37,503      SH          SOLE                 37,503
PPL Corporation         Com        69351T106   6,720    147,375      SH          SOLE                147,375
Pentair                 Com        709631105     590     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     314     10,000      SH          SOLE                 10,000
SCS Transn              Com        81111T102     615     28,200      SH          SOLE                 28,200
Southern Finl Bancorp   Com        842870107     664     14,888      SH          SOLE                 14,888
SunTrust Bks            Com        867914103   3,223     46,236      SH          SOLE                 46,236
Tredegar Corp.          Com        894650100     199     13,600      SH          SOLE                 13,600
USI Hldgs               Com        90333H101   3,428    231,800      SH          SOLE                231,800
Urstadt Biddle Pptys    CLA        917286205     454     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   9,013    381,925      SH          SOLE                381,925
Washington Mutual       Com        939322103   3,056     71,552      SH          SOLE                 71,552
Waste Industries        Com        941057101   2,948    282,375      SH          SOLE                282,375
Yardville Nat'l         Com        985021104   1,255     50,810      SH          SOLE                 50,810
Akamai Tech        Note 5.5  7/0   00971TAC5   9,425  9,300,000      PRN         SOLE              9,300,000
Amdocs Ltd.        Note 2.0  6/0   02342TAB5     870    871,000      PRN         SOLE                871,000
Amkor Tech         Note 5.75 6/0   031652AN0   5,517  5,500,000      PRN         SOLE              5,500,000
Anadigics          Note 5.0 11/1   032515AB4   3,694  3,750,000      PRN         SOLE              3,750,000
Anixter Int'l      Note      6/2   035290AC9   5,338 15,502,000      PRN         SOLE             15,502,000
Atmel Corp.        SDCV      5/2   049513AE4   3,707  8,500,000      PRN         SOLE              8,500,000
Bisys Group        Note 4.0  3/1   055472AB0  10,998 10,973,000      PRN         SOLE             10,973,000
Brocade Commun     Note 2.0  1/0   111621AB4     892    960,000      PRN         SOLE                960,000
Brooks Auto        Note 4.75 6/0   11434AAB6   6,569  6,500,000      PRN         SOLE              6,500,000
Ciena Corp.        Note 3.75 2/0   171779AA9   7,633  8,259,000      PRN         SOLE              8,259,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   8,978  9,011,000      PRN         SOLE              9,011,000
E Trade Group      Note 6.0  2/0   269246AB0  10,514 10,285,000      PRN         SOLE             10,285,000
Human Genome       Note 5.0  2/0   444903AF5   2,924  2,950,000      PRN         SOLE              2,950,000
Mercury Interact   Note 4.75 7/0   589405AB5   7,997  7,904,000      PRN         SOLE              7,904,000
Photronics         Note 4.75 12/1  719405AC6   2,245  2,246,000      PRN         SOLE              2,246,000
PMC Sierra         Note 3.75 8/1   69344FAB2   4,291  4,296,000      PRN         SOLE              4,296,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   9,767 10,315,000      PRN         SOLE             10,315,000
RF Microdevices    Note 3.75 8/1   749941AB6  12,241 12,227,000      PRN         SOLE             12,227,000
Safeguard Sci.     Note 5.0  6/1   786449AE8   4,089  4,066,000      PRN         SOLE              4,066,000
Sanmina Corp       SDCV      9/1   800907AD9   6,800 13,000,000      PRN         SOLE             13,000,000
Sepracor           SDCV 5.0  2/1   817315AL8   4,118  4,026,000      PRN         SOLE              4,026,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,153  1,192,000      PRN         SOLE              1,192,000
Wind River System  Note 3.75 12/1  973149AE7   6,334  6,436,000      PRN         SOLE              6,436,000
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